Basis of preparation of consolidated financial statements	12 Months Ended
Mar. 31, 2025
Basis of preperation of consolidated financial statements [Abstract]
Basis of preparation of consolidated financial statements	Basis of preparation of consolidated financial statements
(1)Compliance with IFRS Accounting Standards
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards
(“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).
(2)Approval of the consolidated financial statements
The consolidated financial statements were authorized for issuance on July 30, 2025 by the Chief Financial
Officer (“CFO”), Jason Sandberg.
(3)Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value mainly including crypto assets held (current assets), crypto asset borrowings and warrant liabilities.
(4)Use of judgements, estimates, and assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
(a)Significant judgements
Information about judgments that are made in the process of applying accounting policies and that have significant effect on the amounts reported in the consolidated financial statements is included in the Notes of (i) Transaction revenue (Note 3 (13) “Revenue”), (ii) Crypto assets held (Note 13 “Crypto assets held”), and (iii) Crypto asset borrowings due to customers (Note 20 “Crypto asset borrowings”).
(5)Changes in accounting policies
On January 30, 2025, the Securities and Exchange Commission (the “SEC”) issued Staff Accounting Bulletin
(“SAB”) No. 122 (“SAB 122”). SAB 122 rescinds the interpretive guidance in SAB No. 121, Accounting for
Obligations to Safeguard Crypto-Assets an Entity Holds for Platform Users (“SAB 121”). The Company
historically implemented SAB121 and recognized the safeguard liabilities and the corresponding safeguard assets in the consolidated statements of financial position. The Company has adopted SAB122 as of March 31,
2025 on a retrospective basis. As a result of the adoption of SAB122, and because the Company does not have control over the crypto assets held on behalf of customers, the Company no longer recognizes the safeguard liabilities and the corresponding safeguard assets, and related deferred tax asset and liability, previously recognized in the consolidated statements of financial position and SAB122 requires retrospective application to all prior periods presented in the consolidated financial statements. SAB 122 indicates that an entity is to apply
International Accounting Standards (“IAS”) 37, Provisions, Contingent Liabilities and Contingent Assets, to
determine whether an entity has a liability related to the risk of loss from an obligation to safeguard crypto assets for customers.
As a result of the adoption of SAB 122, the Company derecognized safeguard liabilities of ¥288,639 million and ¥649,211 million along with corresponding assets of ¥288,639 million and ¥649,211 million associated with customers’ crypto assets, and related deferred tax asset and liability of ¥88,381 million and
¥198,788 million, in the consolidated statements of financial position as of April 1, 2023 and March 31, 2024, respectively. There were no impacts on the consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the periods presented.
(6)Functional currency and presentation currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of
Coincheck. The functional currencies of the entities within the Company include JPY, USD, and EUR. All amounts have been rounded to the nearest million Japanese yen, unless otherwise indicated.